UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington,D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      March 31, 2013
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Fund Management, L.P.
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Address:   280 Park Avenue, 41st Floor
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           New York, NY  10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-12039

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
           --------------------------------------------------
Title:     Member of its General Partner
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Phone:     212-451-3000
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Signature, Place, and Date of Signing:



         /s/PETER W. MAY           New York, New York             05/15/13
       ------------------------   ------------------------------  --------
       [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]       13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]       13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    5
                                               -------------

Form 13F Information Table Entry Total:              11
                                               -------------

Form 13F Information Table Value Total:          $4,680,176
                                               -------------
                                                (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.    Form 13F File Number    Name
    ---     --------------------    ------


     01     28-11639                Nelson Peltz

     02     28-11640                Peter W. May

     03     28-11641                Edward P. Garden

     04     28-12040                Trian Fund Management GP, LLC

     05     28-04855                California State Teachers Retirement System

                                                     FORM 13F INFORMATION TABLE



COLUMN 1                    COLUMN 2      COLUMN 3     COLUMN 4          COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8
--------                    --------      --------     --------          --------        --------    --------        --------
                                                        VALUE      SHARES/OR  SH/  PUT/ INVESTMENT    OTHER      VOTING AUTHORITY
                                                                                                                 ----------------
NAME OF ISSUER            TITLE OF CLASS   CUSIP      (x$1000)     PRN AMT   PRN  CALL  DISCRETION   MANAGERS   SOLE  SHARED   NONE
--------------            --------------   -----      --------     -------   ---  ----  ----------   --------   ----  ------   ----

Wendys Co.                     COM        95058W100    471,026   83,000,245   SH         Defined      1,2,3,4       83,000,245

Heinz HJ Co.                   COM        423074103      7,697      106,500   SH         Defined      1,2,3,4          106,500

Tiffany & Co. NEW              COM        886547108        741       10,651   SH         Defined      1,2,3,4           10,651

Family Dlr Stores Inc.         COM        307000109    529,611    8,968,857   SH         Defined      1,2,3,4        8,968,857

Legg Mason Inc.                COM        524901105    414,231   12,884,337   SH         Defined      1,2,3,4       12,884,337

State Str Corp.                COM        857477103    139,195    2,355,641   SH         Defined      1,2,3,4        2,355,641

Ingersoll-Rand PLC             SHS        G47791101    676,189   12,292,118   SH         Defined      1,2,3,4       12,292,118

Ingersoll-Rand PLC             SHS        G47791101     64,832    1,178,550   SH         Other        1,2,3,4,5      1,178,550

Lazard Ltd                     SHS A      G54050102    191,093    5,598,980   SH         Defined      1,2,3,4        5,598,980

Mondelez Intl Inc.             CL A       609207105  1,233,801   40,300,550   SH         Defined      1,2,3,4       40,300,550

PepsiCo Inc.                   COM        713448108    951,760   12,030,846   SH         Defined      1,2,3,4       12,030,846
